14. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT: Schedule of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Financial Instruments

A summary of the Company’s financial instruments held in USD, expressed in Canadian dollars is as follows:

	2025	2024
	$	$
Cash and cash equivalents	936,603	78,627
Accounts payable and accrued liabilities	19,421	34,664
	917,182	43,963